Income Taxes (Tables)	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2021
Income Taxes (Tables) [Line Items]
Schedule of (loss) income from continuing operations before income taxes
	2021	2020
United States	$(132,910)	$(52,224)
Foreign	832	2,505
Total	$(132,078)	$(49,719)

Schedule of income tax expense from continuing operations
	2021	2020
Current:
Federal	$—	$—
State	25	87
Foreign	2,467	1,090
Total current income tax expense	2,492	1,177
Deferred:
Federal	—	—
State	—	62
Foreign	(58)	603
Total deferred income tax (benefit) expense	(58)	665
Income tax expense	$2,434	$1,842

Schedule of effective income tax rate reconciliation
	2021		2020
Income tax at U.S. Federal statutory income tax rate	$(27,736)	21.0%	$(10,441)	21.0%
State and local taxes, net of Federal income tax benefit	(1,744)	1.3%	(1,371)	2.8%
Valuation allowance	13,905	(10.5)%	11,028	(22.2)%
Change in fair value of embedded derivative liability	16,484	(12.4)%	—	0.0%
Nondeductible expenses	730	(0.5)%	940	(2.0)%
Taxes of foreign operations at rates different than U.S. Federal statutory income tax rate	1,932	(1.4)%	1,435	(2.9)%
Other	(1,137)	0.7%	251	(0.5)%
Total	$2,434	(1.8)%	$1,842	(3.8)%

Schedule of deferred tax assets and deferred tax liabilities
	2021	2020
Deferred tax assets:
Net operating loss carryforward	$43,652	$60,280
Accrued expenses	1,270	2,449
Allowance for doubtful accounts	34	127
163(j) Interest expense limitation and carryforward	—	996
Total deferred tax assets	44,956	63,852
Deferred tax liabilities:
Property and equipment	(289)	(427)
Deferred revenue	(1,289)	(3,884)
Intangible assets	(6,907)	(14,099)
Deferred contract acquisition costs	(2,562)	(2,753)
Other	—	(79)
Total deferred tax liabilities	(11,047)	(21,242)
Valuation allowance	(33,116)	(41,875)
Deferred income tax asset, net	$793	$735

NEWTOWN LANE MARKETING, INCORPORATED [Member]
Income Taxes (Tables) [Line Items]
Schedule of income tax expense from continuing operations
	March 31, 2021	March 31, 2020
Expected tax expense (benefit) – Federal	$(32,693)	$(13,106)
Expected tax expense (benefit) – State	—	—
Non-deductible expenses	1,050	1,050
Change in valuation allowance	31,643	12,056
Actual tax expense (benefit)	$—	$—

Schedule of deferred tax assets and deferred tax liabilities
	March 31, 2021	March 31, 2020
Gross deferred tax assets:
Net operating loss carryforwards	$(478,792)	$(447,149)
Total deferred tax assets	(478,792)	(447,149)
Less: valuation allowance	478,792	447,149
Net deferred tax asset recorded	$—	$—